Other Expense - Components of Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Other Liabilities Disclosure [Abstract]
Freight tax (provision) recovery	$ (1,864)	$ 488	$ (6,296)	$ (4,014)
Foreign exchange gain (loss)	81	69	151	(248)
Other income	15	5	227	277
Total	$ (1,768)	$ 562	$ (5,918)	$ (3,985)